Equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Equity
15.	Equity

	June 30, 2025	June 30, 2025	December 31, 2024	December 31, 2024
	Par Value Per Share	Number of shares	Par Value Per Share	Number of shares
	USD		USD
Share capital
Authorized shares
Class A Ordinary Shares	0.00001	250,000,000	0.00001	250,000,000
Class B Ordinary Shares	0.00001	100,000,000	0.00001	100,000,000

Issued and outstanding shares
Class A Ordinary Shares	0.00001	1,622,685	0.00001	-
Class B Ordinary Shares	0.00001	20,311,112	0.00001	20,888,886

The Company was incorporated under the laws of the British Virgin Islands on May 2, 2023. The original authorized share capital of the Company was USD 50,000 divided into 50,000 Ordinary Shares, par value USD 1 per share with 1 share issued and outstanding at incorporation.

On March 14, 2024, the Company sub-divided, re-designated and reclassified the 50,000 authorized shares as below:

(i)	50,000 authorized shares were sub-divided to 5,000,000,000 shares of a single class each with a par value of USD 0.00001.

(ii)	4,650,000,000 shares of USD 0.00001 each was cancelled to reduce the number of shares to 350,000,000 of a single class each with a par value of USD 0.00001.

(iii)	The Company further reclassified the shares into (i) 250,000,000 Class A Ordinary Shares with a par value of USD 0.00001 each; and (ii) 100,000,000 Class B Ordinary Shares with a par value of USD 0.00001 each.

On April 22, 2025, the Company was successfully listed on the NASDAQ Stock Exchange, and on April 23, 2025, it issued an aggregate of 1,250,000 Class A Ordinary Shares, receiving proceeds of US$4,371,613.55. This amount represents full payment for the shares, net of underwriting discounts, offering expenses, and other costs, as outlined in the Underwriting Agreement and the flow of funds memorandum dated April 23, 2025. Subsequently, on May 2, 2025, the Underwriter exercised the over-allotment option pursuant to the Underwriting Agreement, and the Company issued an additional 187,500 ordinary shares (the “Option Shares”). The Company received same-day wire transfers totaling US$693,750 in connection with the issuance of the Option Shares.

On 11 June 2025, 181,500 Class B ordinary shares were converted into 181,500 Class A ordinary shares pursuant to the terms of the Company’s Articles of Association.

Equity

The shareholders’ equity structure as of December 31, 2023 and 2022 are presented after giving retrospective effect on January 1, 2022 to the reorganization of the Company that was under common control and completed on November 3, 2023. Immediately before and after reorganization, the Company, together with its subsidiaries, were effectively controlled by the same shareholders; therefore, for accounting purposes, the reorganization was accounted for as a recapitalization.

a.	Merger reserves

The merger reserves represent the differences between the consideration paid and the share capital and capital reserves of the subsidiaries acquired under common control.

b.	Other reserves

Other reserves represent reserves arising from bad debt of merger for the subsidiaries acquired under common control and foreign currency exchange translation reserve, which is used to record the foreign currency exchange differences arising from the translation of the consolidated financial statement of foreign subsidiaries whose functional currency is different from that of the presentation currency of the Group.